PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Assets
Current assets
Cash	355	1,144	35,660
Term deposits	-	160,349	1,342,085
Short-term investments	-	-	127,514
Other current assets	15	359	7,556
Total current assets	370	161,852	1,512,815
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE's subsidiaries	159,658	305,094	850,554
Total non-current asset	159,658	305,094	850,554
Total assets	160,028	466,946	2,363,369
Liabilities
Current liabilities
Amounts due to VIE	-	230,087	-
Accrued expenses and other current liabilities…	3	5,552	57,033
Warrant liabilities, current portion	-	38,099	-
Total current liabilities	3	273,738	57,033
Non‑current liability
Non-current warrant liabilities	4,709	9,644	-
Total non-current liability	4,709	9,644	-
Total liabilities	4,712	283,382	57,033
Mezzanine equity
Series A Redeemable Convertible Preferred Shares	174,528	380,664	-
Series B Redeemable Convertible Preferred Shares	202,954	404,394	-
Series C Redeemable Convertible Preferred Shares	607,847	943,228	-
Series D Redeemable Convertible Preferred Shares	208,826	268,573	-
Series E Redeemable Convertible Preferred Shares	229,974	437,249	-
Series F Redeemable Convertible Preferred Shares	-	691,472	-
Subscription receivables for Series C and Series E Redeemable Convertible Preferred Shares	-	(336,179)	-
Total mezzanine equity	1,424,129	2,789,401	-
Shareholders' equity (deficit):
Pre-offering Class A ordinary shares	24	29	-
Pre-offering Class B ordinary shares	33	33	-
Class A Ordinary Shares	-	-	192
Class B Ordinary Shares	-	-	17
Additional paid-in capital	-	-	11,066,975
Treasury stock	-	-	(81,638)
Subscription receivable	(23,220)	-	-
Accumulated other comprehensive income (loss)	(77,494)	75,733	(232,268)
Accumulated deficit	(1,168,156)	(2,681,632)	(8,446,942)
Total shareholders' equity (deficit)	(1,268,813)	(2,605,837)	2,306,336
Total liabilities, mezzanine equity and shareholders' equity (deficit)	160,028	466,946	2,363,369

Schedule of Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total operating expenses	(39,359)	(120,031)	(280,773)
Change in fair value of warrant liabilities	(134)	(61,465)	(29,011)
Share of losses from subsidiaries and consolidated VIE and VIE's subsidiaries	(177,646)	(243,736)	(594,075)
Loss before income taxes	(217,139)	(425,232)	(903,859)
Income tax expense	-	-	-
Net loss	(217,139)	(425,232)	(903,859)
Accretion and modification of Redeemable Convertible Preferred Shares	(23,341)	(1,139,108)	(4,878,652)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	-	(14,729)	-
Net loss attributable to ordinary shareholders	(240,480)	(1,579,069)	(5,782,511)

Schedule of Condensed Statements of Cash Flows

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in operating activities	(3,038)	(1,574)	(13,099)
Net cash used in investing activities	(218,538)	(438,055)	(1,397,584)
Net cash provided by financing activities	215,232	602,202	2,685,674
Effect of foreign currency exchange rate changes on cash	(11)	(1,434)	(58,740)
Net (decrease) increase in cash	(6,355)	161,139	1,216,251
Cash at the beginning of the year	6,710	355	161,494
Cash at the end of the year	355	161,494	1,377,745